UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 717 Fifth Avenue
         Floor 12A
         New York, New York  10022

13F File Number:  028-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

 /s/   David Ward     New York, NY/USA     November 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $128,900 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105     1778    29340 SH       SOLE                    29340        0        0
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104     7159   202301 SH       SOLE                   202301        0        0
APOLLO GLOBAL MGMT LLC         CL A SHS         037612306     5561   543041 SH       SOLE                   543041        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     1242    84000 SH       SOLE                    84000        0        0
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT   05967A107     1079   147400 SH       SOLE                   147400        0        0
BANCORP INC DEL                COM              05969A105     1343   187623 SH       SOLE                   187623        0        0
BB&T CORP                      COM              054937107     1280    60000 SH       SOLE                    60000        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108     4642   387500 SH       SOLE                   387500        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     2578   128000 SH       SOLE                   128000        0        0
CAPITALSOURCE INC              COM              14055X102     2266   369000 SH       SOLE                   369000        0        0
CHINA ZENIX AUTO INTL LTD      ADS              16951E104     2599   499800 SH       SOLE                   499800        0        0
CIT GROUP INC                  COM NEW          125581801     5196   171100 SH       SOLE                   171100        0        0
CITIGROUP INC                  COM NEW          172967424     4020   156936 SH       SOLE                   156936        0        0
CITIZENS REPUBLIC BANCORP IN   COM NEW          174420307     1017   147000 SH       SOLE                   147000        0        0
COWEN GROUP INC NEW            CL A             223622101     5495  2027666 SH       SOLE                  2027666        0        0
EAST WEST BANCORP INC          COM              27579R104     1123    75336 SH       SOLE                    75336        0        0
FIRST CTZNS BANCSHARES INC N   CL A             31946M103      574     4000 SH       SOLE                     4000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     5786    61200 SH       SOLE                    61200        0        0
HERCULES TECH GROWTH CAP INC   COM              427096508     2311   271197 SH       SOLE                   271197        0        0
INTERVEST BANCSHARES CORP      CL A             460927106     2037   759921 SH       SOLE                   759921        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106      688    44300 SH       SOLE                    44300        0        0
JPMORGAN CHASE & CO            COM              46625H100     7217   239600 SH       SOLE                   239600        0        0
KKR & CO L P DEL               COM UNITS        48248M102     4754   457100 SH       SOLE                   457100        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     5100   686354 SH       SOLE                   686354        0        0
LAZARD LTD                     SHS A            G54050102     1903    90200 SH       SOLE                    90200        0        0
MF GLOBAL HLDGS LTD            COM              55277J108      537   130000 SH       SOLE                   130000        0        0
MORGAN STANLEY                 COM NEW          617446448      527    39000 SH       SOLE                    39000        0        0
NATIONAL FINL PARTNERS CORP    COM              63607P208     1473   134600 SH       SOLE                   134600        0        0
NELNET INC                     CL A             64031N108     3939   209726 SH       SOLE                   209726        0        0
OCWEN FINL CORP                COM NEW          675746309     1347   101985 SH       SOLE                   101985        0        0
ORIENTAL FINL GROUP INC        COM              68618W100     2974   307550 SH       SOLE                   307550        0        0
PHH CORP                       COM NEW          693320202     2734   170000 SH       SOLE                   170000        0        0
PNC FINL SVCS GROUP INC        COM              693475105     4626    96000 SH       SOLE                    96000        0        0
POPULAR INC                    COM              733174106     7121  4747279 SH       SOLE                  4747279        0        0
PRESIDENTIAL LIFE CORP         COM              740884101     1146   139359 SH       SOLE                   139359        0        0
SLM CORP                       COM              78442P106     1245   100000 SH       SOLE                   100000        0        0
THL CR INC                     COM              872438106      420    38446 SH       SOLE                    38446        0        0
UMPQUA HLDGS CORP              COM              904214103     1149   130711 SH       SOLE                   130711        0        0
UNITED CMNTY BKS BLAIRSVLE G   COM              90984P303     5331   627935 SH       SOLE                   627935        0        0
WELLS FARGO & CO NEW           COM              949746101     7651   317200 SH       SOLE                   317200        0        0
WHITE RIVER CAPITAL INC        COM              96445P105     3087   159373 SH       SOLE                   159373        0        0
WILSHIRE BANCORP INC           COM              97186T108     4107  1499068 SH       SOLE                  1499068        0        0
XENITH BANKSHARES INC          COM              98410X105      738   218974 SH       SOLE                   218974        0        0